Financial Assets and Financial Liabilities (Details) - Schedule of Foreign Currency Risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
US [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate	(823)
Effect on loss before tax	¥ 5
HK [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate
Effect on loss before tax	¥ 5
Currency Risk At Plus Five Percentage [Member] | US [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate		(461)	1,606
Effect on loss before tax		¥ 5	¥ 5
Currency Risk At Plus Five Percentage [Member] | HK [Member]
Schedule of Foreign Currency Risk [Line Items]
Effect on loss before tax		¥ 5	¥ 5
Currency Risk At Minus Five Percentage [Member] | US [Member]
Schedule of Foreign Currency Risk [Line Items]
Change in exchange rate		461	(1,606)
Effect on loss before tax		¥ (5)	¥ (5)
Currency Risk At Minus Five Percentage [Member] | HK [Member]
Schedule of Foreign Currency Risk [Line Items]
Effect on loss before tax		¥ (5)	¥ (5)